Revenue and other income (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of Revenues and Other Income
The following table summarizes the Company’s revenue and other income per category for the six-month period ended June 30, 2025 and 2024:

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Services	21,522	3,787
Other sales	3,406	2,376
Total revenue	24,928	6,163
Research tax credit	1,616	2,334
Subsidies	67	36
Other	26	756
Total other income	1,710	3,126
Total revenue and other income	26,638	9,289